TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 25,330	SFr 19,918
Total assets of SPE	35,760	31,586
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	40,253	35,645
Total assets of SPE	41,242	36,770
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	23,036	20,916
Total assets of SPE	47,542	39,330
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	25,330	19,918
Total assets of SPE	35,760	31,586
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	40,253	35,645
Total assets of SPE	41,242	36,770
Bank | Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	23,036	20,916
Total assets of SPE	SFr 47,542	SFr 39,330